United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 37.1%
		Consumer Discretionary – 4.4%
25,085		Bob Evans Farms, Inc.	657,729
207,920		Comcast Corp., Class A	4,048,202
177,080		Cooper Tire & Rubber Co.	3,826,699
123,550		Foot Locker, Inc.	1,679,045
49,730		Genuine Parts Co.	2,129,936
124,555		Home Depot, Inc.	3,551,063
26,770		Leggett and Platt, Inc.	557,887
56,935		Meredith Corp.	1,807,686
38,920		Omnicom Group, Inc.	1,450,159
87,120		Regal Entertainment Group	1,163,052
13,365		Time Warner Cable, Inc.	764,077
45,185		Time Warner, Inc.	1,421,520
		TOTAL	23,057,055
		Consumer Staples – 2.6%
49,555		Archer-Daniels-Midland Co.	1,355,825
19,780		Kimberly-Clark Corp.	1,268,294
80,785		Kroger Co.	1,711,026
27,515		Molson Coors Brewing Co., Class B	1,238,450
25,020		Philip Morris International, Inc.	1,277,021
36,425		Procter & Gamble Co.	2,227,753
21,875		Reynolds American, Inc.	1,264,812
67,935		Wal-Mart Stores, Inc.	3,477,593
		TOTAL	13,820,774
		Energy – 4.8%
105,575		Chevron Corp.	8,045,871
122,345		ConocoPhillips	6,755,891
99,485		ENI SpA, ADR	4,069,931
66,135		EnCana Corp.	2,019,101
41,560		Ship Finance International, Ltd.	792,134
20,490		Teekay Shipping Corp.	565,934
58,195		Total SA, ADR	2,946,413
		TOTAL	25,195,275
		Financials – 6.8%
55,210		Ace, Ltd.	2,930,547
27,240		American Express Co.	1,215,994
51,715		American Financial Group, Inc., Ohio	1,524,041
61,540		Assurant, Inc.	2,294,827
446,210		Bank of America Corp.	6,264,788
42,450		Chubb Corp.	2,234,143
550,590	[1]	Citigroup, Inc.	2,257,419
128,090		J.P. Morgan Chase & Co.	5,159,465
60,295		Morgan Stanley	1,627,362
27,840		PNC Financial Services Group	1,653,418
21,890		The Travelers Cos, Inc.	1,104,351
143,960		Wells Fargo & Co.	3,992,011

Principal Amount or Shares		Value
190,165	XL Group PLC	3,371,625
	TOTAL	35,629,991
	Health Care – 4.5%
12,055	Abbott Laboratories	591,659
47,550	Bristol-Myers Squibb Co.	1,184,946
135,415	Cardinal Health, Inc.	4,369,842
43,550	Covidien PLC	1,625,286
84,305	Johnson & Johnson	4,897,277
64,055	Lilly (Eli) & Co.	2,280,358
65,350	Merck & Co., Inc.	2,251,961
259,680	PDL BioPharma, Inc.	1,615,210
250,345	Pfizer, Inc.	3,755,175
37,700	UnitedHealth Group, Inc.	1,147,965
	TOTAL	23,719,679
	Industrials – 5.1%
52,715	Cooper Industries PLC	2,380,082
36,895	Deere & Co.	2,460,159
49,985	Dover Corp.	2,397,781
30,445	General Dynamics Corp.	1,864,756
714,610	General Electric Co.	11,519,513
14,800	Honeywell International, Inc.	634,328
28,010	Parker-Hannifin Corp.	1,739,981
43,430	Tyco International Ltd.	1,662,500
35,080	United Parcel Service, Inc.	2,280,200
	TOTAL	26,939,300
	Information Technology – 3.1%
47,550	International Business Machines Corp.	6,105,420
40,485	Microchip Technology, Inc.	1,232,768
219,840	Microsoft Corp.	5,674,071
191,620	Nokia Oyj, ADR, Class A	1,822,306
29,255	Qualcomm, Inc.	1,114,030
	TOTAL	15,948,595
	Materials – 1.3%
24,300	PPG Industries, Inc.	1,688,121
60,785	RPM International, Inc.	1,140,935
66,270	Rio Tinto PLC, ADR	3,440,738
21,920	Sonoco Products Co.	716,784
	TOTAL	6,986,578
	Telecommunication Services – 2.2%
251,515	AT&T, Inc.	6,524,299
37,225	BCE, Inc.	1,139,457
14,520	TELUS Corp.	545,807
146,595	Vodafone Group PLC, ADR	3,442,051
	TOTAL	11,651,614
	Utilities – 2.3%
88,815	CMS Energy Corp.	1,413,935
87,915	DPL, Inc.	2,225,129
14,000	DTE Energy Co.	646,240
26,325	NICOR, Inc.	1,152,772

Principal Amount or Shares			Value
90,600		National Grid PLC	724,330
15,530		National Grid PLC, ADR	630,207
21,455		Northeast Utilities Co.	597,307
24,400		ONEOK, Inc.	1,135,332
67,085		PPL Corp.	1,830,750
56,605		Public Service Enterprises Group, Inc.	1,862,304
		TOTAL	12,218,306
		TOTAL COMMON STOCKS (IDENTIFIED COST $184,882,088)	195,167,167
		MUNICIPAL BONDS – 57.3%
		Alabama – 0.4%
$1,050,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	1,017,839
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,371,726
		TOTAL	2,389,565
		Arizona – 1.5%
5,525,000		Phoenix, AZ Civic Improvement Corp. — Excise Tax, Excise Tax Revenue Bonds, 5.000%, (FGIC INS, National Public Finance Guarantee Corporation INS), 07/01/2030	5,652,848
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,159,200
		TOTAL	7,812,048
		California – 5.1%
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	619,465
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	105,696
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (Assured Guaranty Municipal Corp. INS), 05/01/2022	441,640
4,265,000		California State, (California State Fiscal Recovery Fund), Refunding Economic Recovery Bonds (Series 2009A), 5.000%, 07/01/2018	4,935,415
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,190,170
3,000,000		California State, Various Purpose UT GO Bonds, 6.000%, 04/01/2038	3,206,550
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	87,447
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	89,273
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	320,391
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 08/01/2033	307,755
1,390,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.000%, 01/01/2034	1,419,023
200,000	[2]	Regents of the University of California Medical Center, LIBOR Floating Rate Index Bonds (Series 2007C-2), (National Public Finance Guarantee Corporation INS), 1.032%, 05/15/2043	113,128
150,000		Regents of University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	162,939
5,000,000		Regents of University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,734,700
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, (GTD by Merrill Lynch & Co., Inc.), 02/15/2028	47,101
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,313,230
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,038,610
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,577,167
		TOTAL	26,709,700
		Colorado – 1.7%
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 08/15/2019	1,569,420

Principal Amount or Shares		Value
$710,000	Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	680,166
495,000	Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	505,281
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, (United States Treasury and Agency PRF 11/1/2018@100), 11/01/2027	529,171
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,249,088
1,250,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,477,100
1,695,000	Denver (City & County), CO, (Denver, CO City & County Department of Aviation), Airport System Revenue Bonds (Series 2010A), 5.000%, 11/15/2022	1,867,585
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,211,980
	TOTAL	9,089,791
	District of Columbia – 1.2%
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (Assured Guaranty Municipal Corp. INS), 06/01/2025	5,269,300
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,065,890
	TOTAL	6,335,190
	Florida – 3.5%
1,265,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375%, 10/01/2029	1,327,934
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	550,588
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,073,560
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,208,515
355,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	322,688
5,000,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.250%, 10/01/2039	5,370,400
3,000,000	Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,302,820
1,675,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,285,311
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,460,925
480,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	449,837
	TOTAL	18,352,578
	Georgia – 2.1%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,625,250
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,293,460
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	617,325
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,580,805
	TOTAL	11,116,840
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	580,854
	Hawaii – 1.1%
4,500,000	Hawaii State Airport System, Revenue Bonds (Series 2010A), 5.000%, 07/01/2039	4,529,565
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,361,937
	TOTAL	5,891,502
	Illinois – 1.3%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (Assured Guaranty Municipal Corp. INS), 07/01/2017	2,925,243
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,224,392
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	328,560
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	810,370

Principal Amount or Shares		Value
$875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	809,471
625,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	535,756
	TOTAL	6,633,792
	Indiana – 0.7%
2,500,000	Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,334,200
2,500,000	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	1,388,750
	TOTAL	3,722,950
	Iowa – 0.2%
2,035,000	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,354,883
	Kansas – 0.5%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,694,846
	Louisiana – 0.2%
1,000,000	St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	999,930
	Maryland – 0.3%
925,000	Maryland State Economic Development Corp., (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	950,798
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	483,690
	TOTAL	1,434,488
	Massachusetts – 2.2%
5,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,413,450
2,600,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.000%, 01/01/2032	2,694,770
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,412,803
	TOTAL	11,521,023
	Michigan – 1.0%
4,370,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	4,247,465
1,000,000	Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,082,980
	TOTAL	5,330,445
	Missouri – 0.7%
1,500,000	Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,543,395
2,000,000	Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,160,160
	TOTAL	3,703,555
	Nevada – 1.3%
3,585,000	Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	3,786,047
495,000	Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	345,728
2,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,094,300
245,000	Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	124,205
580,000	Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	293,787
	TOTAL	6,644,067
	New Jersey – 0.9%
1,000,000	New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,041,870
3,050,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,596,835
	TOTAL	4,638,705
	New Mexico – 0.5%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	2,185,940

Principal Amount or Shares			Value
$500,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	527,515
		TOTAL	2,713,455
		New York – 5.5%
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	207,174
600,000		New York City Liberty Development Corp., (One Bryant Park LLC), Second Priority Liberty Revenue Refunding Bonds (Series 2010 Class 2), 5.625%, 07/15/2047	613,002
4,000,000	[2]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.841%, 03/01/2021	2,986,120
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	752,993
5,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.250%, 06/15/2040	5,404,600
2,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	2,083,960
920,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (United States Treasury PRF 8/1/2012@100), 08/01/2022	1,010,142
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,428,437
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,884,700
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	533,000
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	960,516
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	547,105
5,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,393,550
		TOTAL	28,805,299
		North Carolina – 2.8%
6,500,000		Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital), FHA Insured Mortgage Revenue Bonds (Series 2008), 5.250%, (Assured Guaranty Municipal Corp. INS), 10/01/2024	7,000,565
2,750,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.000%, 01/01/2026	2,888,655
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	1,011,010
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,689,520
625,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds (Series 2009A), 5.000%, 01/01/2030	645,794
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,736,990
		TOTAL	14,972,534
		Ohio – 1.9%
2,850,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,190,718
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	1,302,874
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,780,234
1,000,000		Ohio State Higher Educational Facility Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,045,980
715,000		Ohio State Higher Educational Facility Commission, (Summa Health System), Hospital Facilities Revenue Bonds (Series 2010), 5.750%, 11/15/2040	710,867
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	359,355
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	462,636
		TOTAL	9,852,664
		Pennsylvania – 3.6%
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,432
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,320,137
1,000,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.500%, 05/01/2017	1,066,980
4,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	4,256,866

Principal Amount or Shares		Value
$1,000,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,028,360
2,500,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,520,925
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	251,920
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	510,085
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,149,400
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	426,715
4,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.250%, 01/01/2032	4,196,720
	TOTAL	19,028,540
	Puerto Rico – 0.6%
3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	3,215,340
	South Carolina – 1.1%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,372,744
725,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	576,361
2,500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,733,950
	TOTAL	5,683,055
	South Dakota – 0.8%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	4,019,558
	Texas – 7.4%
1,545,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,371,404
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.250%, 12/01/2038	5,383,950
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,006,150
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,032,422
1,000,000	Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (National Public Finance Guarantee Corporation INS), 08/15/2027	1,061,500
1,250,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.000%, 07/01/2019	1,429,300
7,025,000	LaVernia, TX ISD, Refunding School Building UT GO Bonds, 5.000%, (GTD by PSFG), 08/15/2037	7,344,918
2,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,154,720
1,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,089,340
1,000,000	Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,094,300
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	517,435
500,000	Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	520,795
250,000	Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	128,788
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,729,920
3,880,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	4,011,532
5,675,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,977,364
	TOTAL	38,853,838
	Virginia – 1.2%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,344,819

Principal Amount or Shares		Value
$1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,202,772
	TOTAL	6,547,591
	Washington – 2.2%
1,160,000	Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,199,417
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,848,049
1,000,000	Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), UT GO Bonds (Series 2004), 5.500%, (National Public Finance Guarantee Corporation INS), 12/01/2023	1,062,880
5,000,000	Washington State Health Care Facilities Authority, (Highline Medical Center), FHA Insured Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,408,050
	TOTAL	11,518,396
	West Virginia – 0.7%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	887,970
2,900,000	Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,850,265
	TOTAL	3,738,235
	Wisconsin – 2.4%
2,265,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury and Agency PRF), 06/01/2027	2,435,871
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,086,203
5,000,000	Wisconsin State, UT GO Bonds (Series 2003C), 5.000%, 05/01/2024	5,299,850
	TOTAL	12,821,924
	Wyoming – 0.6%
2,800,000	Sweetwater County, WY PCRB, (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 5.250%, 07/15/2026	2,980,460
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $292,533,883)	301,707,641
	SHORT-TERM MUNICIPALS – 5.0%;5
	Florida – 1.5%
7,385,000	Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group), (SunTrust Bank LOC), 0.350%, 8/2/2010	7,385,000
550,000	Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital), (SunTrust Bank LOC), 0.350%, 8/2/2010	550,000
	TOTAL	7,935,000
	Georgia – 0.4%
1,950,000	Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association), (SunTrust Bank LOC), 0.350%, 8/2/2010	1,950,000
	Ohio – 0.1%
715,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital), (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2010	715,000
	Michigan – 0.9%
1,870,000	Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	1,870,000
1,000,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids), (Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	1,000,000
2,000,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	2,000,000
	TOTAL	4,870,000
	New York – 0.1%
400,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 8/2/2010	400,000
	Pennsylvania – 2.0%
1,940,000	Lehigh County, PA General Purpose Authority, (Series C of 2008) Daily VRDNs (Lehigh Valley Health Network), (Bank of America N.A. LOC), 0.280%, 8/2/2010	1,940,000

Principal Amount or Shares		Value
$2,950,000	Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University), (Citizens Bank of Pennsylvania LOC), 0.400%, 8/4/2010	2,950,000
5,650,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center), (Citizens Bank of Pennsylvania LOC), 0.400%, 8/2/2010	5,650,000
	TOTAL	10,540,000
	TOTAL SHORT-TERM MUNICIPALS (AT COST)	26,410,000
	Purchased PUT Options – 0.0%
17,500,000	EUR PUT/USD CALL, Strike Price $1.191; Expiration Date 11/22/2010	83,650
8,400,000	GBP PUT USD CALL, Strike Price $1.367; Expiration Date 11/22/2010	9,912
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $754,950)	93,562
	TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $504,580,921)[6]	523,378,370
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[7]	2,873,630
	TOTAL NET ASSETS — 100%	$526,252,000

At July 31, 2010, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
GBP CALL/USD PUT	November 2010	$1.512	8,400,000	$(404,796)
EUR CALL/USD PUT	November 2010	$1.316	17,500,000	$(370,300)
(PREMIUMS RECEIVED $574,344)				$(775,096)

Unrealized Depreciation on the Value of Written Call Option Contracts is included in “Other Assets and Liabilities — Net”.

At July 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2	Denotes variable rate and floating rate obligations for which the current rate is shown.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $527,515, which represented 0.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $527,515, which represented 0.1% of total net assets.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At July 31, 2010, the cost of investments for federal tax purposes was $504,561,756. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from written call option contracts was $18,816,614. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,374,007 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,557,393.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$161,058,716	$ —	$ —	$161,058,716
International	34,108,451	—	—	34,108,451
Debt Securities:
Municipal Bonds	—	301,707,641	—	301,707,641
Short-Term Municipals	—	26,410,000	—	26,410,000
Options	—	93,562	—	93,562
TOTAL SECURITIES	$195,167,167	$328,211,203	$ —	$523,378,370
OTHER FINANCIAL INSTRUMENTS*	$ —	$(775,096)	$ —	$(775,096)
*	Other financial instruments include written call option contracts.

The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
SID	— Special Improvement District
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010